                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders

Morgan Stanley Biotechnology Fund

Letter to the Shareholders May 31, 2003

Dear Shareholder:

Under the weight of terrorism, corporate scandals and anemic economic growth, the Standard & Poor's 500 Index (S&P 500) posted a new low in October 2002, marking the longest and deepest bear market in the post–World War II period. In the months that followed, stocks surged, only to falter as war became more likely in the Middle East. In addition to falling stocks and a weakening U.S. dollar, oil prices spiked. The uncertainty engendered by the impending war began to affect the economy as well, halting the recovery that had once appeared to be on its way. In the fourth quarter of 2002, gross domestic product posted a disappointing 1.4 percent growth. Lagging indicators such as unemployment claims continued to deteriorate, and by March even the forward-looking indicators had again turned down. The Institute of Supply Management's index for manufacturing dipped below 50 in March, suggesting that this sector was contracting. But the environment began to change dramatically when war began in the Middle East and the United States and its allies appeared to be successful: the markets rallied, the dollar regained lost ground and oil prices receded. Within a few weeks, consumer confidence began to rebound and retail sales surged.

The biotechnology market fared poorly for the first eight months of 2002 as investors sought current earnings rather than speculative holdings. Then the industry's fortunes began to turn in August, and biotechnology stocks have generally fared well since then. A number of companies in the industry displayed positive data in their clinical trials, particularly for some small companies' cancer drugs. Also, the Food and Drug Administration's new commissioner is displaying some flexibility in the drug-approval process, another boon for the industry.

Performance and Portfolio Strategy

For the period since inception (July 25, 2002) through May 31, 2003, Morgan Stanley Biotechnology Fund's Class A, B, C and D shares posted total returns of 31.60 percent, 30.80 percent, 30.80 percent and 31.90 percent, respectively, versus 16.73 percent for the S&P 500 and 20.18 percent for the Lipper Health/Biotechnology Fund Index. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

One of the Fund's main investment themes is its focus on biotechnology companies that are developing innovative new pharmaceutical products to combat disease and are trading at relatively attractive valuations. We believe companies that possess this kind of unique intellectual property have high potential for future growth. We attribute the Fund's strong relative performance to particular holdings that we believe meet these criteria. This includes companies trying to develop products to combat AIDS, cancer, diabetes and morbid obesity.

Morgan Stanley Biotechnology Fund

Letter to the Shareholders May 31, 2003 continued

We appreciate your ongoing support of Morgan Stanley Biotechnology Fund and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Biotechnology Fund

Fund Performance May 31, 2003

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses. Total returns for periods less than one year are cumulative, not annualized.

Total Returns – Period Ended May 31, 2003

Class A Shares*
Since Inception (7/25/02)	31.60	% (1)	24.69	% (2)

Class C Shares†
Since Inception (7/25/02)	30.80	% (1)	29.80	% (2)

Class B Shares**
Since Inception (7/25/02)	30.80	% (1)	25.80	% (2)

Class D Shares††
Since Inception (7/25/02)	31.90	% (1)

(1)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)	Closing value assuming a complete redemption on May 31, 2003.
(4)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(5)	The Lipper Health/Biotechnology Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Biotechnology Fund

Portfolio of Investments May 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (92.2%)
	Biotechnology (75.6%)
6,700	Abgenix, Inc.*	$72,025
1,075	Acambis PLC (ADR) (United Kingdom)*	62,350
2,900	Adolor Corp.*	37,265
7,440	Affymetrix, Inc.*	169,260
6,400	Alkermes, Inc.*	82,496
11,600	Alteon, Inc.*	56,956
13,000	Amgen Inc.*	841,230
11,390	Amylin Pharmaceuticals, Inc.*	225,978
4,700	Antigenics Inc.*	57,669
4,350	Applera Corp. – Celera Genomics Group*	51,112
330	Biogen, Inc.*	14,005
3,500	BioMarin Pharmaceutical, Inc.*	40,005
5,535	Bruker Daltonics, Inc.*	23,524
8,480	Celgene Corp.*	266,950
1,570	Cephalon, Inc.*	70,948
900	Charles River Laboratories International, Inc.*	28,593
1,330	Chiron Corp.*	58,640
2,900	Ciphergen Biosystem, Inc.*	24,998
3,000	Cubist Pharmaceuticals, Inc.*	32,370
7,430	CuraGen Corp.*	40,122
5,545	CV Therapeutics, Inc.*	179,381
6,900	deCODE genetics, Inc.*	25,875
7,100	Dendreon Corp.*	44,659
3,900	DOV Pharmaceutical, Inc.*	34,593
3,000	EntreMed, Inc.*	11,550
2,300	Exact Sciences Corp.*	30,590
10,240	Exelixis, Inc.*	83,456
1,400	Gen-Probe Inc.*	54,292
855	Genentech, Inc.*	53,532
1,000	Genta Inc.*	11,590
3,935	Genzyme Corp. (General Division)*	186,873
6,390	Gilead Sciences, Inc.*	337,136
9,970	Human Genome Sciences, Inc.*	146,060
7,630	IDEC Pharmaceuticals Corp.*	291,237
4,790	ImClone Systems, Inc.*	136,515
3,635	ImmunoGen, Inc.*	14,685
3,855	InterMune Inc.*	97,069
6,675	Isis Pharmaceuticals, Inc.*	42,720
4,900	Kosan Biosciences, Inc.*	$35,476
3,200	Ligand Pharmaceuticals Inc. (Class B)*	40,704
8,300	Luminex Corp.*	48,472
1,400	Martek Biosciences Corp.*	52,696
2,100	Medicines Company (The)*	49,140
5,465	MedImmune, Inc.*	193,734
2,400	MGI Pharma, Inc.*	48,312
2,545	Millennium Pharmaceuticals, Inc.*	39,575
2,000	Neurobiological Technologies, Inc.*	8,960
2,495	Neurocrine Biosciences, Inc.*	126,472
13,080	NPS Pharmaceuticals, Inc.*	282,005
2,425	OSI Pharmaceuticals Inc.*	63,923
9,865	Protein Design Labs, Inc.*	141,168
1,700	SangStat Medical Corp.*	23,341
2,600	Sequenom Inc.*	7,124
1,400	Techne Corp.*	40,600
16,785	Telik, Inc.*	245,229
2,445	Transkaryotic Therapies, Inc.*	18,142
4,150	Trimeris, Inc.*	204,719
7,600	Tularik Inc.*	71,364
1,040	Vertex Pharmaceuticals, Inc.*	15,111
7,800	Vical, Inc.*	32,994
4,550	Vicuron Pharmaceuticals, Inc.*	65,247
3,850	Zymogenetics, Inc.*	48,125
		5,940,942
	Electronic Equipment/ Instruments (0.3%)
1,285	Thermo Electron Corp.*	27,114
	Medical Specialties (4.2%)
700	Alcon, Inc. (Switzerland)	29,750
1,615	Apogent Technologies Inc.*	30,814
3,005	Applera Corp. – Applied Biosystems Group	58,507
3,200	Aradigm Corp.*	5,440
2,050	Atrix Laboratories, Inc.*	42,474
2,100	Dade Behring Holdings, Inc.*	47,796
300	Medtronic, Inc.	14,619
1,400	SonoSite, Inc.*	31,024
2,150	Thoratec Corp.*	29,520
655	Varian Medical Systems, Inc.*	36,516
		326,460

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Portfolio of Investments May 31, 2003 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (1.1%)
550	Barr Laboratories, Inc.*	$29,013
2,225	ICN Pharmaceuticals, Inc.	33,375
700	Watson Pharmaceuticals, Inc.*	25,914
		88,302
	Pharmaceuticals: Major (4.4%)
655	Abbott Laboratories	29,180
100	AstraZeneca PLC (ADR) (United Kingdom)	4,124
1,300	Bristol-Myers Squibb Co.	33,280
685	Lilly (Eli) & Co.	40,942
400	Merck & Co., Inc.	22,232
700	Novartis AG (ADR) (Switzerland)	28,000
1,115	Pfizer, Inc.	34,587
900	Roche Holding AG (Switzerland)	68,778
300	Schering AG (Germany)	15,807
800	Schering-Plough Corp.	14,760
1,205	Wyeth	52,839
		344,529
	Pharmaceuticals: Other (5.8%)
200	Allergan, Inc.	14,422
10,925	Allos Therapeutics Inc.*	36,053
500	Altana AG (ADR) (Germany)	30,950
300	Angiotech Pharmaceuticals, Inc. (Canada)*	8,913
1,100	Biovail Corp. (Canada)*	51,304
3,300	Cell Therapeutics, Inc.*	41,283
1,050	Connetics Corp.*	17,483
2,850	Esperion Therapeutics, Inc.*	37,677
900	Forest Laboratories, Inc.*	45,450
2,200	Inspire Pharmaceuticals, Inc.*	26,884
541	Intrabiotics Pharmaceuticals*	2,018
6,400	Pain Therapeutics, Inc.*	47,744
1,900	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	96,309
		456,490
	Services to the Health Industry (0.3%)
800	Pharmacopeia, Inc.*	8,384
305	Stericycle, Inc.*	12,066
		20,450
	Wholesale Distributors (0.5%)
1,310	Fisher Scientific International, Inc.*	$41,514
	Total Common Stocks (Cost $5,911,603)	7,245,801

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (7.4%) Repurchase Agreement
$576	Joint repurchase agreement account 1.33% due 06/02/03 (dated 05/30/03; proceeds $576,064) (a) (Cost $576,000)	576,000

Total Investments (Cost $6,487,603) (b)	99.6%	7,821,801
Other Assets in Excess of Liabilities	0.4	35,201
Net Assets	100.0%	$7,857,002

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $6,539,104. The aggregate gross unrealized appreciation is $1,496,391 and the aggregate gross unrealized depreciation is $213,694, resulting in net unrealized appreciation of $1,282,697.

Forward Foreign Currency Contract Open at May 31, 2003:

CONTRACT TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
$16,016	EUR 13,628	06/04/03	$29

Currency Abbreviation:
EUR Euro.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Investments in securities, at value (cost $6,487,603)	$7,821,801
Cash	33,078
Receivable for:
Shares of beneficial interest sold	152,501
Investments sold	116,040
Receivable from affiliate	53,247
Deferred offering costs	21,039
Prepaid expenses and other assets	3,133
Total Assets	8,200,839
Liabilities:
Payable for:
Investments purchased	261,759
Distribution fee	4,841
Shares of beneficial interest redeemed	1,130
Accrued expenses and other payables	55,068
Offering costs	21,039
Total Liabilities	343,837
Net Assets	$7,857,002
Composition of Net Assets:
Paid-in-capital	$6,697,968
Net unrealized appreciation	1,334,198
Net realized loss	(175,164)
Net Assets	$7,857,002
Class A Shares:
Net Assets	$1,102,813
Shares Outstanding (unlimited authorized, $.01 par value)	83,793
Net Asset Value Per Share	$13.16
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$13.89
Class B Shares:
Net Assets	$5,390,051
Shares Outstanding (unlimited authorized, $.01 par value)	412,184
Net Asset Value Per Share	$13.08
Class C Shares:
Net Assets	$763,695
Shares Outstanding (unlimited authorized, $.01 par value)	58,405
Net Asset Value Per Share	$13.08
Class D Shares:
Net Assets	$600,443
Shares Outstanding (unlimited authorized, $.01 par value)	45,531
Net Asset Value Per Share	$13.19

Statement of Operations

For the period July 25, 2002* through May 31, 2003

Net Investment Loss:
Income
Dividends (net of $132 foreign withholding tax)	$7,895
Interest	4,734
Total Income	12,629
Expenses
Offering costs	121,443
Professional fees	50,289
Investment management fee	38,235
Distribution fee (Class A shares)	1,002
Distribution fee (Class B shares)	26,998
Distribution fee (Class C shares)	3,412
Custodian fees	18,868
Shareholder reports and notices	9,767
Transfer agent fees and expenses	8,971
Other	5,450
Total Expenses	284,435
Less: amounts waived/reimbursed	(253,023)
Net Expenses	31,412
Net Investment Loss	(18,783)
Net Realized and Unrealized Gain (Loss):
Net realized loss	(175,164)
Net unrealized appreciation	1,334,198
Net Gain	1,159,034
Net Increase	$1,140,251

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Changes in Net Assets

FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(18,783)
Net realized loss	(175,164)
Net unrealized appreciation	1,334,198
Net Increase	1,140,251
Net increase from transactions in shares of beneficial interest	6,616,751
Net Increase	7,757,002
Net Assets:
Beginning of period	100,000
End of Period	$7,857,002

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003

1.    Organization and Accounting Policies

Morgan Stanley Biotechnology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of biotechnology companies. The Fund was organized as a Massachusetts business trust on February 15, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 25, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.    Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003 continued

B.    Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.    Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.    Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.    Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.    Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003 continued

G.    Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.    Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $142,482 which will be reimbursed by the Fund exclusive of amounts absorbed by the Investment Manager. Such amounts total $121,443 as of May 31, 2003. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

I.    Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.    Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or December 31, 2003, whichever occurs first. At May 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3.    Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $385,904 at May 31, 2003.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $9,669 and $448, respectively and received $10,989 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.    Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended May 31, 2003 aggregated $8,203,399 and $2,116,632, respectively.

For the period ended May 31, 2003, the Fund incurred brokerage commissions of $1,974 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $700.

5.    Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2003, the Fund had an outstanding forward contract.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003 continued

6.    Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	SHARES	AMOUNT
CLASS A SHARES
Sold	94,832	$1,064,764
Redeemed	(13,539)	(153,725)
Net increase – Class A	81,293	911,039
CLASS B SHARES
Sold	460,755	5,136,065
Redeemed	(51,071)	(554,472)
Net increase – Class B	409,684	4,581,593
CLASS C SHARES
Sold	61,387	689,651
Redeemed	(5,482)	(62,081)
Net increase – Class C	55,905	627,570
CLASS D SHARES
Sold	58,757	671,336
Redeemed	(15,726)	(174,787)
Net increase – Class D	43,031	496,549
Net increase in Fund	589,913	$6,616,751

*	Commencement of operations.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements May 31, 2003 continued

7.    Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting policies. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(7,759)
Post-October losses	(115,904)
Net unrealized appreciation	1,282,697
Total accumulated earnings	$1,159,034

*As of May 31, 2003, the Fund had a net capital loss carryforward of $7,759 which will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and a nondeductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $18,783.

Morgan Stanley Biotechnology Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)**	0.01	(0.06)	(0.06)	0.03
Net realized and unrealized gain	3.15	3.14	3.14	3.16
Total loss from investment operations	3.16	3.08	3.08	3.19
Net asset value, end of period	$13.16	$13.08	$13.08	$13.19
Total Return†(1)	31.60%	30.80%	30.80%	31.90%
Ratios to Average Net Assets(2)(3)(4):
Expenses	0.22%	1.00%	1.00%	0.00%
Net investment income (loss)	0.11%	(0.67)%	(0.67)%	0.33%
Supplemental Data:
Net assets, end of period, in thousands	$1,103	$5,390	$764	$600
Portfolio turnover rate(1)	51%	51%	51%	51%

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 6.84% and (6.51%), respectively, for Class A; 7.62% and (7.29%), respectively, for Class B; 7.62% and (7.29%), respectively, for Class C; and 6.62% and (6.29%), respectively, for Class D.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Biotechnology Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Biotechnology Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period July 25, 2002 (commencement of operations) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Biotechnology Fund as of May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period July 25, 2002 (commencement of operations) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 9, 2003

Morgan Stanley Biotechnology Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	123	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985) and Vice Chairman, Huntsman Corporation (chemical company); member of the Utah Regional Advisory Board of Pacific Corp.	123	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	123	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Biotechnology Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	123	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; director/trustee of various investment companies managed by Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP (since July 2001); General Partner, Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	214	Director of various business organizations.

Morgan Stanley Biotechnology Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Chairman, Chief Executive Officer and Director of the Investment Manager, the Distributor and Morgan Stanley Services, Executive Vice President and Director of Morgan Stanley DW, Chairman and Director ofthe Transfer Agent, and Director and/or officer of various Morgan Stanley subsidiaries (until June 1998) and Chief Executive Officer of the Morgan Stanley Funds and the TCW/DW Term Trusts (until September 2002).	123	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since June 2000); Senior Advisor of Morgan Stanley(since August 2000); Director of the Distributor and Dean Witter Realty Inc.; Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services); previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	123	None
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	123	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	Each Trustee serves an indefinite term, until his or her successor is elected.
**	The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Biotechnology Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management (since December 1998); President, Director (since April 1997) and Chief Executive Officer (since June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May 1999) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999) and President and Chief Executive Officer (since October 2002) of the Van Kampen Open-End Funds and President and Chief Executive Officer (since December 2002) of the Van Kampen Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Chief Executive Officer (September 2002-April 2003) and Vice President (May 1997-April 1999) of the Morgan Stanley Funds and the TCW/DW Term Trusts, and Executive Vice President of Morgan Stanley.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Managing Director, Chief Administrative Officer and Director (since February 1999) of the Investment Manager and Morgan Stanley Services, Chief Executive Officer and Director of the Transfer Agent and Executive Vice President and Principal Executive Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since April 2003); previously Managing Director of the TCW Group Inc.
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President, Secretary and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since February 1997); Managing Director, Director and Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997 – December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent; Chief Investment Officer of the Van Kampen Funds.
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President and Chief Financial Officer	Since September 2002	Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since September 2002); Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998–August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer	Since April 1989	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.

*	Each Officer serves an indefinite term, until his or her successor is elected.

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

Officers
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Francis Smith
Vice President and Chief Financial Officer
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center – Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley

39934RPT-11517G03-AP-7/03

Morgan Stanley

Morgan Stanley Biotechnology Fund

Annual Report
May 31, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley
Biotechnology Fund,

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 22, 2003

                                         Ronald E. Robison

                                         Principal Executive Officer

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley
Biotechnology Fund;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                          Francis Smith

                                          Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                              Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund will be retained by Morgan Stanley
Biotechnology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                              Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund and will be retained by Morgan
Stanley Biotechnology Fund and furnished to the Securities and Exchange
Commission or its staff upon request.